Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Feb. 28, 2021	May 31, 2021	May 31, 2020	Feb. 03, 2021	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
Income Tax Disclosure [Line Items]
Provision for income taxes	$ (612)	$ 1,378	$ 8,170	$ (6,681)		$ (7,271)	$ (8,245)
Effective tax rate		0.80%	52.40%
Decrease in effective tax rate		51.60%
Increase (decrease) in valuation allowance					$ 4,100
Net deferred tax expense					9,700
Gross unrecognized tax benefits	2,700	$ 2,700			2,700	1,500
Unrecognized tax benefits, net					600
Unrecognized tax benefits, gross interest and penalties accrued	300	$ 300			300	$ 200
Research and Development Credits
Income Tax Disclosure [Line Items]
Tax credits	5,300				5,300
Foreign Tax Credits
Income Tax Disclosure [Line Items]
Tax credits	1,100				1,100
Federal
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	478,200				$ 478,200
Operating loss carryforwards expiration beginning year					2022
Tax credit carryforwards expiration beginning year					2028
NOL expire amount	161,500				$ 161,500
Federal | Research and Development Credits
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	5,300				5,300
NOL expire amount	3,400				3,400
Federal | Foreign Tax Credits
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	1,100				1,100
NOL expire amount	900				900
State
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	123,300				123,300
Foreign
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	$ 23,900				$ 23,900
Operating loss carryforwards expiration beginning year					2022
Acquisitions
Income Tax Disclosure [Line Items]
Increase (decrease) in valuation allowance					$ 5,600